Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
July 31, 2026
(Unaudited)
Principal
Amount Value
CORPORATE BONDS — 30.5%
Banks — 7.0%
$ 5,000,000 Banco Santander SA,
4.55%, 11/06/30 ........... $ 4,885,973
5,000,000 Bank of America Corp.,
(SOFR RATE + 1.000%),
5.16%, 01/24/31(a) ......... 5,024,856
5,500,000 Bank of America Corp.,
(SOFR RATE + 1.830%),
4.57%, 04/27/33(a) ......... 5,324,898
5,000,000 Bank of Ireland Group Plc,
(SOFR Index + 1.160%),
5.00%, 11/12/32(a)(b) ....... 4,933,272
4,600,000 Barclays Plc,
(SOFR RATE + 1.880%),
6.50%, 09/13/27(a) ......... 4,609,694
5,000,000 Barclays Plc,
(SOFR RATE + 0.906%),
4.91%, 06/26/30(a) ......... 4,936,371
2,000,000 BNP Paribas SA,
(SOFR RATE + 1.450%),
4.79%, 05/09/29(a)(b) ....... 1,996,635
5,000,000 CaixaBank SA MTN,
(SOFR RATE + 1.210%),
4.82%, 04/22/32(a)(b) ....... 4,908,453
5,425,000 Citigroup, Inc.,
(SOFR RATE + 1.171%),
4.50%, 09/11/31(a) ......... 5,300,969
5,980,000 Fifth Third Bancorp,
(SOFR RATE + 2.340%),
6.34%, 07/27/29(a) ......... 6,147,091
5,000,000 Goldman Sachs Group, Inc. (The),
(SOFR RATE + 1.170%),
5.24%, 07/21/32(a) ......... 4,990,167
5,000,000 Huntington Bancshares, Inc.,
(SOFR RATE + 1.276%),
5.27%, 01/15/31(a) ......... 5,021,511
5,000,000 ING Groep NV,
(SOFR Index + 1.230%),
5.07%, 03/25/31(a) ......... 5,004,460
5,940,000 JP Morgan Chase & Co.,
(SOFR RATE + 1.260%),
2.96%, 01/25/33(a) ......... 5,310,049
4,600,000 JP Morgan Chase & Co.,
(SOFR RATE + 2.080%),
4.91%, 07/25/33(a) ......... 4,539,343
5,000,000 Mitsubishi UFJ Financial Group, Inc.,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.920%),
4.85%, 04/21/32(a) ......... 4,926,581
Principal
Amount Value
Banks (continued)
$ 6,000,000 Morgan Stanley,
(SOFR RATE + 1.730%),
5.47%, 01/18/35(a) ......... $ 5,981,251
5,100,000 Morgan Stanley Private Bank NA,
(SOFR RATE + 1.080%),
4.73%, 07/18/31(a) ......... 5,034,141
5,335,000 Royal Bank of Canada GMTN,
(SOFR RATE + 1.010%),
4.61%, 05/03/32(a) ......... 5,228,269
5,500,000 Sumitomo Mitsui Financial Group,
Inc.,
(SOFR RATE + 1.020%),
4.49%, 01/15/32(a) ......... 5,347,735
3,000,000 UBS AG,
(SOFR RATE + 0.720%),
4.86%, 01/10/28(a) ......... 3,004,434
5,000,000 UBS Group AG,
(SOFR RATE + 3.730%),
4.19%, 04/01/31(a)(b) ....... 4,847,072
7,470,000 US Bancorp,
(SOFR RATE + 0.867%),
4.48%, 01/26/32(a) ......... 7,280,984
114,584,209
Communication Services — 0.5%
8,160,000 Alphabet, Inc.,
4.10%, 02/15/31 ........... 7,910,305
Consumer Discretionary — 2.1%
5,736,000 General Motors Financial Co., Inc.,
2.70%, 06/10/31 ........... 5,115,081
5,000,000 Hyundai Capital America,
4.90%, 06/23/28(b) ......... 4,999,692
5,650,000 Royal Caribbean Cruises Ltd.,
4.75%, 05/15/33 ........... 5,409,193
5,611,000 Sony Group Corp.,
4.66%, 06/30/31 ........... 5,544,290
3,229,000 Southwest Airlines Co.,
5.13%, 06/15/27 ........... 3,239,314
3,997,000 Toyota Motor Credit Corp. GMTN,
5.25%, 09/11/28 ........... 4,051,889
5,655,000 Verisk Analytics, Inc.,
4.45%, 03/15/31 ........... 5,491,880
33,851,339
Consumer Staples — 0.6%
5,000,000 Diageo Capital Plc,
5.63%, 10/05/33 ........... 5,117,965
5,000,000 Mars, Inc.,
4.80%, 03/01/30(b) ......... 4,982,971
10,100,936

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Energy — 1.8%
$ 3,174,000 BP Capital Markets America, Inc.,
4.81%, 02/13/33 ........... $ 3,108,439
5,000,000 Cheniere Corpus Christi Holdings
LLC,
3.70%, 11/15/29 ........... 4,822,165
5,122,000 Energy Transfer LP,
4.95%, 06/15/28 ........... 5,140,529
5,100,000 MPLX LP,
4.80%, 02/15/31 ........... 5,034,672
4,823,000 Pioneer Natural Resources Co.,
2.15%, 01/15/31 ........... 4,297,339
3,500,000 Shell Finance US, Inc.,
4.13%, 11/06/30 ........... 3,415,567
4,600,000 Williams Cos., Inc. (The),
3.75%, 06/15/27 ........... 4,571,542
30,390,253
Financial Services — 4.0%
2,950,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
4.63%, 09/10/29 ........... 2,923,910
3,000,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
4.38%, 11/15/30 ........... 2,917,296
5,350,000 American Express Co.,
(SOFR RATE + 0.867%),
4.46%, 02/10/32(a) ......... 5,228,976
5,000,000 American International Group, Inc.,
4.85%, 05/07/30 ........... 4,992,899
4,600,000 Athene Global Funding,
1.73%, 10/02/26(b) ......... 4,580,138
5,000,000 Blackstone Reg Finance Co. LLC,
4.30%, 11/03/30 ........... 4,874,236
4,440,000 Capital One Financial Corp.,
(SOFR RATE + 2.600%),
5.25%, 07/26/30(a) ......... 4,469,161
3,000,000 Capital One Financial Corp.,
(SOFR RATE + 1.560%),
5.46%, 07/26/30(a) ......... 3,037,804
5,300,000 Charles Schwab Corp. (The),
(SOFR RATE + 0.940%),
4.34%, 11/14/31(a) ......... 5,169,981
5,500,000 Corebridge Global Funding MTN,
4.80%, 05/29/29(b) ......... 5,483,239
5,000,000 Marsh & McLennan Cos., Inc.,
4.65%, 03/15/30 ........... 4,964,034
5,000,000 Metropolitan Life Global Funding I,
5.40%, 09/12/28(b) ......... 5,072,445
6,941,000 PayPal Holdings, Inc.,
2.85%, 10/01/29 ........... 6,541,875
Principal
Amount Value
Financial Services (continued)
$ 5,000,000 Wynnton Funding Trust,
5.25%, 08/15/35(b) ......... $ 4,833,517
65,089,511
Health Care — 3.5%
5,435,000 AbbVie, Inc.,
4.13%, 03/15/31 ........... 5,268,768
5,000,000 Astrazeneca Finance LLC,
4.00%, 03/02/31 ........... 4,830,777
5,000,000 CVS Health Corp.,
5.00%, 09/15/32 ........... 4,955,887
1,750,000 Eli Lilly & Co.,
4.75%, 02/12/30 ........... 1,754,784
5,000,000 Eli Lilly & Co.,
4.38%, 05/20/31 ........... 4,911,349
4,600,000 Haleon US Capital LLC,
3.38%, 03/24/27 ........... 4,568,854
8,120,000 HCA, Inc.,
4.70%, 05/15/31 ........... 7,965,854
5,490,000 Laboratory Corp. of America
Holdings,
4.55%, 04/01/32 ........... 5,345,451
4,955,000 McKesson Corp.,
4.65%, 05/30/30 ........... 4,920,568
5,000,000 Merck & Co., Inc.,
4.15%, 09/15/30 ........... 4,890,306
5,000,000 Stryker Corp.,
5.20%, 02/10/35 ........... 4,958,324
3,272,000 Zimmer Biomet Holdings, Inc.,
5.35%, 12/01/28 ........... 3,311,738
57,682,660
Industrials — 2.7%
5,255,000 Amphenol Corp.,
4.40%, 02/15/33 ........... 5,040,426
5,520,000 BAE Systems Plc,
5.13%, 03/26/29(b) ......... 5,572,858
5,000,000 General Dynamics Corp.,
4.95%, 08/15/35 ........... 4,911,973
1,365,000 John Deere Capital Corp. MTN,
4.95%, 07/14/28 ........... 1,378,672
6,216,000 L3Harris Technologies, Inc.,
5.25%, 06/01/31 ........... 6,278,241
4,927,000 Northrop Grumman Corp.,
4.90%, 06/01/34 ........... 4,816,145
3,000,000 Ryder System, Inc.,
5.00%, 03/15/30 ........... 3,007,119
4,500,000 SMBC Aviation Capital Finance DAC,
5.20%, 07/23/31(b) ......... 4,481,227
5,425,000 Uber Technologies, Inc.,
4.15%, 01/15/31 ........... 5,232,385

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
Industrials (continued)
$ 4,600,000 Waste Connections, Inc.,
5.00%, 03/01/34 ........... $ 4,529,979
45,249,025
Information Technology — 1.2%
5,951,000 Broadcom, Inc.,
3.42%, 04/15/33 ........... 5,253,276
5,421,000 KLA Corp.,
4.70%, 02/01/34 ........... 5,239,335
5,000,000 Leidos, Inc.,
5.40%, 03/15/32 ........... 5,027,938
5,000,000 Roper Technologies, Inc.,
4.45%, 09/15/30 ........... 4,898,683
20,419,232
Materials — 1.3%
5,520,000 BHP Billiton Finance USA Ltd.,
5.10%, 09/08/28 ........... 5,574,999
4,965,000 CRH SMW Finance DAC,
5.13%, 01/09/30 ........... 4,996,242
3,000,000 Ecolab, Inc.,
4.80%, 06/15/31 ........... 2,985,719
5,253,000 Glencore Funding LLC,
4.90%, 07/01/31(b) ......... 5,194,538
2,000,000 Vulcan Materials Co.,
4.95%, 12/01/29 ........... 2,008,227
20,759,725
Real Estate — 1.9%
5,000,000 American Tower Corp. REIT,
5.00%, 01/31/30 ........... 5,002,883
5,000,000 Brixmor Operating Partnership LP
REIT,
3.90%, 03/15/27 ........... 4,980,931
5,000,000 Equinix Europe 2 Financing Corp.
LLC REIT,
4.60%, 11/15/30 ........... 4,882,272
5,290,000 Prologis LP REIT,
4.25%, 06/15/31 ........... 5,137,128
6,070,000 Public Storage Operating Co. REIT,
1.85%, 05/01/28 ........... 5,800,306
5,583,000 Welltower OP LLC REIT,
3.85%, 06/15/32 ........... 5,253,188
31,056,708
Telecommunication Services — 0.6%
5,000,000 AT&T, Inc.,
5.38%, 08/15/35 ........... 4,893,948
5,000,000 T-Mobile USA, Inc.,
4.95%, 11/15/35 ........... 4,737,975
9,631,923
Principal
Amount Value
Utilities — 3.3%
$ 5,000,000 CenterPoint Energy Houston Electric
LLC, Series AR,
4.85%, 04/01/36 ........... $ 4,786,255
4,753,000 Constellation Energy Generation LLC,
4.55%, 06/01/29 ........... 4,716,169
4,600,000 DTE Energy Co.,
4.95%, 07/01/27 ........... 4,617,820
5,000,000 Duke Energy Carolinas LLC,
5.25%, 03/15/35 ........... 4,972,258
5,235,000 Georgia Power Co.,
4.55%, 03/15/30 ........... 5,189,555
5,000,000 Hydro One, Inc.,
4.75%, 05/30/31 ........... 4,942,904
4,600,000 National Rural Utilities Cooperative
Finance Corp. MTN,
5.05%, 09/15/28 ........... 4,632,958
4,750,000 NextEra Energy Capital Holdings,
Inc.,
5.05%, 03/15/30 ........... 4,779,645
4,723,000 Public Service Enterprise Group, Inc.,
5.88%, 10/15/28 ........... 4,826,516
2,359,040 SCE Recovery Funding LLC, Series
A-1,
0.86%, 11/15/31 ........... 2,124,182
4,820,000 Southern California Gas Co.,
5.45%, 06/15/35 ........... 4,837,139
3,520,000 Xcel Energy, Inc.,
4.75%, 03/21/28 ........... 3,524,032
53,949,433
Total Corporate Bonds
(Cost $507,035,660)
500,675,259
ASSET-BACKED SECURITIES — 4.0%
CAYMAN ISLANDS — 1.2%
Collateralized Loan Obligations — 1.2%
4,500,000 Benefit Street Partners CLO XVIII
Ltd., Series 2019-18A, Class BR2,
(3 mo. Term SOFR + 1.550%),
5.30%, 10/15/38(a)(b) ....... 4,498,922
2,000,000 Flatiron CLO 19 Ltd., Series 2019-1A,
Class BR2,
(3 mo. Term SOFR + 1.500%),
5.15%, 11/16/34(a)(b) ....... 1,998,000
4,500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class BR,
(3 mo. Term SOFR + 1.600%),
5.33%, 10/20/38(a)(b) ....... 4,510,127

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 4,250,000 Regatta XXI Funding Ltd., Series
2021-3A, Class BR,
(3 mo. Term SOFR + 1.750%),
5.50%, 10/15/37(a)(b) ....... $ 4,250,383
5,000,000 RR 42 Ltd., Series 2025-42A,
Class A2R,
(3 mo. Term SOFR + 1.600%),
5.35%, 10/15/40(a)(b) ....... 5,015,700
20,273,132
JERSEY CHANNEL ISLANDS — 0.3%
Collateralized Loan Obligations — 0.3%
4,000,000 OCP Aegis CLO Ltd., Series 2023-
29A, Class BR,
(3 mo. Term SOFR + 1.550%),
5.28%, 01/20/36(a)(b) ....... 3,999,361
UNITED STATES — 2.5%
Other Asset-Backed Securities — 2.5%
940,696 Amur Equipment Finance Receivables
XIV LLC, Series 2024-2A,
Class A2,
5.19%, 07/21/31(b) ......... 946,468
1,170,759 Bank of America Auto Trust, Series
2023-2A, Class A3,
5.74%, 06/15/28(b) ......... 1,175,985
2,250,000 BMW Vehicle Owner Trust, Series
2025-A, Class A4,
4.66%, 12/27/32 ........... 2,253,678
441,090 BofA Auto Trust, Series 2024-1A,
Class A3,
5.35%, 11/15/28(b) ......... 443,097
858,335 CarMax Auto Owner Trust, Series
2023-4, Class A3,
6.00%, 07/17/28 ........... 863,936
1,890,823 CarMax Auto Owner Trust, Series
2024-4, Class A3,
4.60%, 10/15/29 ........... 1,894,593
1,012,653 CNH Equipment Trust, Series 2024-
B, Class A3,
5.19%, 09/17/29 ........... 1,019,261
411,422 Enterprise Fleet Financing LLC, Series
2024-1, Class A2,
5.23%, 03/20/30(b) ......... 412,979
1,500,000 Enterprise Fleet Financing LLC, Series
2026-2, Class A3,
4.51%, 06/20/30(b) ......... 1,493,642
351,873 Honda Auto Receivables Owner Trust,
Series 2023-2, Class A3,
4.93%, 11/15/27 ........... 352,416
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,000,000 Honda Auto Receivables Owner Trust,
Series 2025-1, Class A3,
4.57%, 09/21/29 ........... $ 3,007,365
346,792 HPEFS Equipment Trust, Series 2024-
2A, Class A3,
5.36%, 10/20/31(b) ......... 347,510
2,004,381 John Deere Owner Trust, Series 2024-
B, Class A3,
5.20%, 03/15/29 ........... 2,016,109
1,060,307 Kubota Credit Owner Trust, Series
2023-2A, Class A3,
5.28%, 01/18/28(b) ......... 1,063,833
3,750,000 M&T Equipment Notes, Series 2024-
1A, Class A3,
4.76%, 08/18/31(b) ......... 3,758,227
730,715 Navient Private Education Refi Loan
Trust, Series 2021-BA, Class A,
0.94%, 07/15/69(b) ......... 666,173
1,212,571 Navient Private Education Refi Loan
Trust, Series 2021-CA, Class A,
1.06%, 10/15/69(b) ......... 1,096,678
3,700,000 PFS Financing Corp., Series 2024-B,
Class A,
4.95%, 02/15/29(b) ......... 3,710,682
1,500,000 PFS Financing Corp., Series 2026-D,
Class A,
4.49%, 05/15/31(b) ......... 1,490,819
485,332 Santander Drive Auto Receivables
Trust, Series 2025-1, Class A3,
4.74%, 01/16/29 ........... 485,823
464,625 SFS Auto Receivables Securitization
Trust, Series 2024-2A, Class A3,
5.33%, 11/20/29(b) ......... 467,239
315,945 Sofi Professional Loan Program Trust,
Series 2021-A, Class AFX,
1.03%, 08/17/43(b) ......... 274,747
1,500,000 T-Mobile US Trust, Series 2025-1A,
Class A,
4.74%, 11/20/29(b) ......... 1,503,942
3,000,000 Verizon Master Trust, Series 2025-1,
Class A,
4.71%, 01/21/31 ........... 3,011,907
3,535,000 Verizon Master Trust, Series 2026-2,
Class A1A,
4.51%, 06/21/32 ........... 3,521,590
1,383,822 Wheels Fleet Lease Funding 1 LLC,
Series 2024-2A, Class A1,
4.87%, 06/21/39(b) ......... 1,389,033

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,782,165 Wheels Fleet Lease Funding 1 LLC,
Series 2025-1A, Class A1,
4.57%, 01/18/40(b) ......... $ 2,783,350
41,451,082
Total Asset-Backed Securities
(Cost $65,848,175)
65,723,575
U.S. GOVERNMENT SECURITIES — 63.7%
U.S. Treasury Inflation Indexed Bonds — 2.0%
34,050,889 1.13%, 10/15/30(c) ............. 32,794,595
U.S. Treasury Notes — 61.7%
13,600,000 3.50%, 10/31/27 ............... 13,482,062
13,000,000 3.38%, 02/29/28 ............... 12,829,375
48,899,000 4.00%, 05/31/28 ............... 48,669,786
73,115,000 3.63%, 08/15/28 ............... 72,181,070
76,480,000 3.50%, 12/15/28 ............... 75,096,787
104,888,000 3.63%, 08/31/29 ............... 102,732,879
151,030,000 4.00%, 03/31/30 ............... 149,112,627
135,668,000 4.13%, 08/31/30 ............... 134,253,025
33,018,000 4.13%, 06/30/31 ............... 32,579,480
103,177,000 3.75%, 10/31/32 ............... 98,876,615
95,203,000 4.13%, 04/30/33 ............... 92,845,239
60,422,000 3.88%, 08/15/34 ............... 57,370,217
29,666,000 4.25%, 05/15/35 ............... 28,765,591
94,806,000 4.25%, 08/15/35 ............... 91,795,169
1,010,589,922
Total U.S. Government Securities
(Cost $1,060,551,935)
1,043,384,517
Shares
INVESTMENT COMPANY — 0.6%
10,028,058 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class,
3.62%(d) ................. 10,028,058
Total Investment Company
(Cost $10,028,058)
10,028,058
TOTAL INVESTMENTS — 98.8%
(Cost $1,643,463,828)
$ 1,619,811,409
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.2%
19,258,232
NET ASSETS — 100.0%
$ 1,639,069,641
(a) Floating or variable rate security. For securities where the coupon is described as “SOFR + spread” and a single fixed rate is shown, the rate presented reflects the initial fixed rate in effect as of July
31, 2026. On the contractual reset date, these securities convert from the initial fixed rate to a floating rate based on the applicable
SOFR reference rate plus the stated spread. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. The Reference Rate is defined below. Interest Rate shown reflects the rate in effect as of July 31,
2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Inflation protected security.
(d) The rate shown represents the current yield as of July 31, 2026.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate